Purchase Price Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2013
Purchase Price Payable [Abstract]
Purchase price consideration	$ 1,000,000
Issued number of common stock, value	$ 1,000,000	$ 245,000
Purchase price consideration, Description	As additional purchase price consideration if the Company's media placement revenues for the twelve-month period from August 1, 2014 to July 31, 2015 are at least $3,000,000, subject to certain conditions such as receipt of customer payments and achievement of a gross margin threshold.
Payment of the earn-out amount accrued	$ 1,000,000